Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
December 31, 2024 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—39.3%
		Auto Receivables—22.4%
$ 4,000,000		Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 4,053,594
2,500,000		Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,540,734
4,000,000		Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/17/2034	4,010,476
3,000,000		Ally Auto Receivables Trust 2024-1, Class C, 5.540%, 11/15/2029	3,005,969
3,500,000		Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	3,506,860
1,565,194		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	1,579,257
2,347,791		Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	2,371,749
1,565,194		Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	1,583,060
3,917,828		Ally Bank Auto Credit-Linked Notes 2024-B, Class D, 5.410%, 9/15/2032	3,916,305
5,223,771		Ally Bank Auto Credit-Linked Notes 2024-B, Class E, 6.678%, 9/15/2032	5,229,428
1,795,576		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,785,109
18,800,000		AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	19,170,388
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,706,914
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,478,189
6,008,702		ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	6,040,347
1,310,000		ARI Fleet Lease Trust 2024-A, Class B, 5.160%, 11/15/2032	1,311,162
6,500,000		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	6,546,650
2,136,668	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class C, 6.068% (30-DAY AVERAGE SOFR +1.500%), 12/26/2031	2,149,018
534,167	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class D, 6.618% (30-DAY AVERAGE SOFR +2.050%), 12/26/2031	537,890
1,068,334	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class E, 8.168% (30-DAY AVERAGE SOFR +3.600%), 12/26/2031	1,083,088
10,000,000	[1]	BMW Vehicle Lease Trust 2024-2, Class A2B, 4.988% (30-DAY AVERAGE SOFR +0.420%), 1/25/2027	10,012,350
3,650,000		Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	3,691,180
4,650,000		Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	4,731,850
800,000		CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	793,629
1,750,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,735,958
5,000,000		CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	4,994,537
3,500,000		CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	3,522,684
3,500,000		CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	3,520,879
7,000,000		CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	7,167,902
1,750,000		CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,744,908
1,097,590		Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	1,088,563
286,870		Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	284,570
129,715		Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	129,010
1,000,000		Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,004,630
750,000		Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	747,120
1,750,000		Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,740,405
3,000,000		Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	3,019,104
4,500,000		Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,527,540
11,858,030	[1]	Chesapeake Funding II LLC 2024-1A, Class A2, 5.367% (30-DAY AVERAGE SOFR +0.770%), 5/15/2036	11,870,398
1,800,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,811,948
3,500,000		Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	3,531,054
10,588,155	[1]	Citizens Auto Receivables Trust 2024-2, Class A2B, 5.137% (30-DAY AVERAGE SOFR +0.540%), 11/16/2026	10,598,023
14,500,000		Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	14,543,663
15,000,000		Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	14,703,127
329,915		Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	329,129

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,206,026		Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	$ 1,204,231
9,787,817		Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	9,976,051
15,521,440		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	15,642,968
5,000,000		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	5,043,232
9,170,000		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	9,218,277
6,000,000		Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	6,012,817
7,000,000		Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	7,154,083
2,565,000		Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,538,200
2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,334,435
4,000,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,038,539
14,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	14,050,064
10,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	10,048,374
13,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	13,198,864
12,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2024-3, Class A2, 5.367% (30-DAY AVERAGE SOFR +0.770%), 9/15/2029	11,997,024
2,650,000		GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,644,407
7,000,000		GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	6,958,264
6,750,000	[1]	General Motors 2024-1A, Class A2, 5.347% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	6,792,964
16,700,000	[1]	General Motors 2024-4A, Class A2, 5.147% (30-DAY AVERAGE SOFR +0.000%), 11/15/2029	16,714,855
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,297,836
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	6,077,163
2,250,000		GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	2,275,686
1,600,000		GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	1,605,686
2,000,000		GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	2,004,848
1,800,000		GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	1,804,247
12,000,000		Hyundai Auto Lease Securitization Trust 2024 - A, Class A, 5.350%, 5/15/2028	12,073,100
7,000,000		Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	7,062,087
3,500,000		LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	3,521,097
2,300,000		LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	2,312,974
1,700,000		LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	1,706,893
3,200,000		LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	3,175,272
2,800,000		LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	2,775,400
7,000,000		Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	7,070,524
3,675,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	3,710,831
1,948,000		Navistar Financial Dealer Note Master Trust 2023-1, Class B, 6.480%, 8/25/2028	1,960,866
13,000,000	[1]	NextGear Floorplan Master Owne 2024-2A, Class A1, 5.477% (30-DAY AVERAGE SOFR +0.880%), 9/15/2029	13,008,341
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 5.647% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,657,944
4,750,000	[1]	NextGear Floorplan Master Owner Trust 2023-1A, Class A1, 5.697% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	4,775,010
12,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 5.498% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	12,060,529
17,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 5.267% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	17,054,289
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	1,296,413
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	1,577,788
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	798,278
8,500,000	[1]	Porsche Innovative Lease Owner Trust 2024-2A, Class A2B, 5.044% (30-DAY AVERAGE SOFR +0.440%), 12/21/2026	8,510,562
6,818		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	6,810
384,340		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	384,374
32,664		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	32,676
48,996		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	49,027
38,108		Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	38,159
5,500,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	5,513,494
3,850,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	3,859,259

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,500,000		Santander Consumer Auto Receivables Trust 2021-AA, Class D, 1.570%, 1/15/2027	$ 1,463,700
1,750,000		Santander Consumer Auto Receivables Trust 2021-AA, Class E, 3.280%, 3/15/2027	1,718,120
4,925,292		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	4,860,642
6,150,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	6,169,416
3,600,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	3,634,608
20,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.390%, 8/15/2031	20,672,941
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	14,825,302
19,000,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	18,883,081
6,000,000		SBNA Auto Lease Trust 2024-A, Class D, 6.040%, 4/15/2030	6,092,568
4,225,000		SBNA Auto Receivables Trust 2024-A, Class C, 5.590%, 1/15/2030	4,275,986
6,500,000		SBNA Auto Receivables Trust 2024-A, Class E, 8.000%, 4/15/2032	6,599,303
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,591,017
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	7,069,747
4,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	4,024,792
5,000,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	5,059,233
18,500,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	18,675,164
10,000,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	10,155,609
6,850,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	6,859,040
12,400,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	12,383,856
3,212,479		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	3,260,142
1,685,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,674,456
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,924,918
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,416,075
		TOTAL	642,365,176
		Credit Card—5.1%
8,000,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	8,122,642
10,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 5.497% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	10,045,327
5,000,000		CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	5,044,962
5,000,000		CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	5,012,967
3,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	3,020,341
4,000,000		Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/16/2028	4,002,166
2,900,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/15/2027	2,906,424
5,000,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/15/2027	5,004,357
6,000,000		Evergreen Credit Card Trust Series 2024-CRT4, Class C, 5.640%, 10/16/2028	6,003,144
5,000,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	5,032,079
8,000,000		First National Master Note Trust 2023-2, Class A, 5.770%, 9/15/2029	8,123,145
5,300,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	5,350,204
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	3,985,476
4,000,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,761,418
8,227,000		Golden Credit Card Trust 2022-4A, Class CR, 7.930%, 9/15/2027	8,335,537
3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,995,342
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,996,787
3,625,000		Master Credit Card Trust 2023-1A, Class B, 5.140%, 6/21/2027	3,623,971
2,750,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,761,499
3,150,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	3,161,988
6,100,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	6,126,338
1,650,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,679,916
5,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,089,661
2,750,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	2,759,902
3,500,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	3,512,568

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 7,174,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	$ 7,040,772
3,305,000		Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	3,244,612
6,500,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/26/2028	6,558,219
6,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/26/2028	6,039,660
3,000,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.527%, 12/26/2028	3,021,815
2,500,000		Trillium Credit Card Trust II 2024-1A, Class C, 6.016%, 12/26/2028	2,508,671
		TOTAL	145,871,910
		Equipment Lease—3.5%
3,750,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	3,748,119
4,330,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	4,314,046
3,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	3,506,293
2,500,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	2,507,164
10,000,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	10,186,445
5,500,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	5,602,645
3,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	3,561,756
2,000,000		Dell Equipment Finance Trust 2024-1, Class B, 5.530%, 3/22/2030	2,016,641
1,000,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	1,010,417
2,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	2,020,700
540,785		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	541,348
2,492,518		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	2,510,022
6,700,000		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	6,722,422
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	4,041,050
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	3,047,012
3,700,000		Great America Leasing Receivables 2024-1, Class B, 5.180%, 12/16/2030	3,741,239
1,225,000		Great America Leasing Receivables 2024-1, Class C, 5.430%, 12/15/2031	1,239,013
11,760,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	11,852,573
7,000,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	7,057,029
7,700,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	7,742,755
10,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	10,616,847
3,967,025		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	3,988,012
		TOTAL	101,573,548
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 5.193% (CME Term SOFR 1 Month +0.854%), 8/25/2034	28,834
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	28,834
		Manufactured Housing—0.0%
1,615		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,621
		Other—2.6%
10,500,000	[1]	PFS Financing Corp. 2023-D, Class B, 6.247% (30-DAY AVERAGE SOFR +1.650%), 8/15/2027	10,526,180
7,600,000	[1]	PFS Financing Corp. 2024-A, Class B, 5.897% (30-DAY AVERAGE SOFR +1.300%), 1/15/2028	7,616,139
20,000,000	[1]	PFS Financing Corp. 2024-C, Class A, 5.397% (30-DAY AVERAGE SOFR +0.000%), 4/15/2028	20,124,058
3,500,000	[1]	PFS Financing Corp. 2024-C, Class B, 5.797% (30-DAY AVERAGE SOFR +1.200%), 4/15/2028	3,510,020
3,000,000		PFS Financing Corp. 2024-E, Class B, 5.140%, 7/15/2028	2,955,063
5,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	4,888,624
1,110,357		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,096,137
6,000,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	6,033,254
10,000,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	10,164,633
7,250,000		Verizon Master Trust 2024-1, Class C, 5.530%, 12/20/2028	7,346,693
		TOTAL	74,260,801

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—5.7%
$ 1,321,199	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.363% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	$ 1,321,791
3,624,633	[1]	Navient Student Loan Trust 2019-D, Class A2B, 5.561% (CME Term SOFR 1 Month +1.164%), 12/15/2059	3,631,829
6,329,338		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	5,794,075
4,534,960		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	4,230,973
11,427,070		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	10,329,541
33,881,906		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	30,352,470
26,086,469		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	23,381,423
30,870,943		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	27,024,798
2,116,918	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 6.297% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	2,130,736
4,707,090	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 5.224% (CME Term SOFR 1 Month +0.854%), 4/20/2062	4,695,485
28,405,371	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.174% (CME Term SOFR 1 Month +0.804%), 4/20/2062	28,282,454
6,099,119	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 5.111% (CME Term SOFR 1 Month +0.714%), 3/17/2053	6,015,470
15,399,253	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 5.141% (CME Term SOFR 1 Month +0.744%), 2/15/2051	15,200,255
		TOTAL	162,391,300
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,134,105,262)	1,126,493,190
		CORPORATE BONDS—21.6%
		Communications - Cable & Satellite—0.1%
3,820,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	3,895,676
		Communications - Media & Entertainment—0.3%
7,540,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	7,543,082
		Consumer Cyclical - Automotive—4.6%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.315% (SOFR +0.720%), 10/22/2027	10,001,750
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.820% (SOFR +1.450%), 11/5/2026	10,051,948
18,605,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	19,038,327
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.502% (SOFR +1.040%), 2/26/2027	10,048,837
8,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	8,050,004
6,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.690% (SOFR +1.320%), 11/3/2025	6,036,597
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.800%, 6/26/2025	5,018,970
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,113,939
13,795,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.220% (SOFR +0.850%), 11/15/2027	13,837,189
10,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.420% (SOFR +2.050%), 9/13/2027	10,122,636
7,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,675,275
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 5.281% (SOFR +0.770%), 8/7/2026	7,046,810
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 4.966% (SOFR +0.320%), 1/13/2025	10,000,536
10,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 5.227% (SOFR +0.830%), 3/20/2026	9,997,865
		TOTAL	133,040,683
		Consumer Cyclical - Retailers—0.0%
1,660,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,672,543
		Consumer Non-Cyclical - Food/Beverage—0.3%
1,272,000	[1]	Keurig Dr Pepper, Inc., 5.293% (30-DAY AVERAGE SOFR +0.880%), 3/15/2027	1,284,944
6,070,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	6,139,293
		TOTAL	7,424,237
		Consumer Non-Cyclical - Health Care—0.3%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,338,503
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,612,759
		TOTAL	7,951,262
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
3,420,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,486,740

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—0.6%
$ 2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	$ 2,867,017
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,586,570
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	6,180,259
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	5,972,793
		TOTAL	16,606,639
		Financial Institution - Banking—10.5%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 5.188% (SOFR +0.650%), 11/4/2026	21,567,054
6,380,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.082% (SOFR +0.600%), 2/18/2025	6,383,022
10,000,000	[1]	Aust & NZ Banking Group, Sr. Unsecd. Note, 144A, 5.263% (SOFR +0.850%), 12/16/2029	10,057,626
15,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 5.553% (SOFR +0.970%), 7/22/2027	15,083,175
5,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, 5.502% (SOFR +1.020%), 8/18/2026	5,043,228
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 5.033% (SOFR +0.620%), 9/15/2026	10,014,263
15,000,000	[1,3]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 5.379% (SOFR +0.810%), 1/27/2027	15,049,902
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 5.023% (SOFR +0.610%), 9/15/2026	20,014,868
5,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 5.191% (SOFR +0.712%), 11/19/2027	5,010,387
7,690,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 5.224% (SOFR +0.708%), 8/6/2026	7,717,890
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.202% (SOFR +0.770%), 6/9/2027	15,034,491
7,695,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.272% (SOFR +0.694%), 1/25/2026	7,700,181
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.746% (SOFR +1.280%), 2/24/2028	8,108,171
3,770,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	3,826,751
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,717,436
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.077% (SOFR +0.400%), 7/7/2025	25,997,448
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.530% (SOFR +0.920%), 10/21/2027	12,386,840
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.586% (SOFR +1.120%), 2/24/2028	9,474,748
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 5.222% (SOFR +0.790%), 12/9/2026	10,024,694
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.160% (SOFR +0.765%), 9/22/2027	12,566,582
2,665,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 4.833%, 1/16/2029	2,654,406
6,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, Series BKNT, 5.723% (SOFR +1.080%), 1/14/2028	6,043,083
20,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.644% (SOFR +1.020%), 4/13/2028	20,148,003
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.158% (SOFR +0.760%), 9/29/2026	9,019,528
10,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 4.870% (SOFR +0.500%), 1/15/2027	10,005,680
3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	3,982,668
4,500,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 5.560% (30-DAY AVERAGE SOFR +0.950%), 1/19/2027	4,536,725
10,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 5.441% (SOFR +1.030%), 12/17/2029	10,029,249
5,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 5.346% (SOFR +0.710%), 1/15/2026	5,017,135
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 5.492% (SOFR +1.070%), 12/11/2026	6,068,134
		TOTAL	302,283,368
		Financial Institution - Finance Companies—0.5%
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	7,135,132
7,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,021,380
		TOTAL	14,156,512
		Financial Institution - Insurance - Life—2.4%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,030,775
10,000,000	[1]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 5.399% (SOFR +0.740%), 4/9/2027	10,050,520
7,690,000	[1]	Met Life Glob Funding I, Sec. Fac. Bond, 144A, 5.070% (SOFR +0.700%), 6/11/2027	7,721,412
6,000,000		Met Tower Global Funding, Sec. Fac. Bond, 144A, 4.850%, 1/16/2027	6,024,587
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 4.973% (SOFR +0.330%), 1/14/2025	20,000,890
20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.974% (SOFR +0.400%), 1/27/2025	20,002,046
		TOTAL	68,830,230

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—0.3%
$ 4,500,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	$ 4,532,222
2,940,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 5.206% (SOFR +0.700%), 11/8/2027	2,963,711
		TOTAL	7,495,933
		Technology—0.9%
9,570,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	9,662,639
15,340,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	15,613,967
		TOTAL	25,276,606
		Transportation - Services—0.1%
1,985,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	2,000,045
		Utility - Electric—0.3%
4,535,000		American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	4,555,891
3,385,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,441,110
		TOTAL	7,997,001
		Utility - Natural Gas—0.3%
10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	10,094,644
		TOTAL CORPORATE BONDS (IDENTIFIED COST $615,730,700)	619,755,201
		COLLATERALIZED MORTGAGE OBLIGATIONS—19.8%
	[1]	Federal Home Loan Mortgage Corporation—13.2%
600,371		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 5.112% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	598,847
1,644		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 5.012% (30-DAY AVERAGE SOFR +0.414%), 4/15/2035	1,643
395,877		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 5.232% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	393,255
107,904		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 5.172% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	107,196
432,944		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 5.122% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	429,431
171,582		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 5.092% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	170,390
90,570		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 5.197% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	89,882
141,387		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 5.012% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	139,104
156,821		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 5.112% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	155,073
44,164		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 5.112% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	43,727
30,880		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 5.162% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	30,528
642,124		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 5.312% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	638,069
545,850		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 5.132% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	540,432
60,758		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 5.462% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	60,854
171,981		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 5.622% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	173,177
1,435,605		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 5.042% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	1,432,095
836,629		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 5.062% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	823,647
15,937,989		Federal Home Loan Mortgage Corp. REMIC, Series 4494, Class FL, 4.992% (30-DAY AVERAGE SOFR +0.394%), 7/15/2045	15,599,322
848,699		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 5.112% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	839,472

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 1,554,327		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 5.062% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	$ 1,509,636
11,323,785		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 5.083% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	11,169,886
3,457,522		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 5.083% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	3,419,618
16,567,240		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 5.133% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	16,259,903
13,000,421		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 5.033% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	12,853,669
27,659,386		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 5.133% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	26,718,831
6,559,693		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 4.818% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	6,224,849
34,753,000		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	34,477,391
21,093,020		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.768% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	21,071,665
18,049,569		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.768% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	18,035,451
32,154,556		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 5.668% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	32,065,571
21,895,761		Federal Home Loan Mortgage Corp. REMIC, Series 5474, Class FB, 5.718% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	21,867,956
29,936,711		Federal Home Loan Mortgage Corp. REMIC, Series FHR, Class GF, 5.518% (30-DAY AVERAGE SOFR +0.950%), 7/25/2054	29,854,154
27,009,351		Federal Home Loan Mortgage Corp. REMIC, Series FLT,PT, Class FH, 5.418% (30-DAY AVERAGE SOFR +0.850%), 10/25/2054	26,974,666
9,283,507		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 4.845% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	9,221,165
6,286,932		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 5.250% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	6,263,277
518,560		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 5.130% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	517,622
9,883,954		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 5.110% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	9,874,028
7,478,077		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 5.110% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	7,454,972
6,816,478		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 5.060% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	6,801,508
12,003,759		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 5.080% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	11,967,078
12,798,490		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 5.040% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	12,749,577
11,415,040		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 5.040% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	11,374,606
18,309,433		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 4.950% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	18,181,976
43,860		Federal Home Loan Mortgage Corp., Class FE, 5.112% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	43,396
		TOTAL	379,218,595
	[1]	Federal National Mortgage Association—4.2%
52,874		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 5.714% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	53,365
188,942		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 4.983% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	186,488
119,121		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 5.113% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	118,420
663,962		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 5.083% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	657,610

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—continued
$ 135,797		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 5.033% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	$ 134,649
469,634		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 5.033% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	464,391
311,822		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 4.903% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	308,669
2,157,442		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 4.913% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	2,121,394
239,543		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 5.143% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	237,261
135,132		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 5.133% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	133,879
65,847		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 5.683% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	66,412
164,658		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 5.533% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	165,505
3,886,061		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 5.083% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	3,859,024
1,495,636		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 5.033% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,465,455
15,427,262		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 4.983% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	15,196,220
1,105,639		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 5.083% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	1,091,555
12,368,668		Federal National Mortgage Association REMIC, Series 2019-50, Class FA, 5.133% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	12,196,573
5,430,385		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 5.083% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	5,267,100
9,367,378		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 4.983% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	8,972,110
34,277,754		Federal National Mortgage Association REMIC, Series 2024-22, Class FA, 5.468% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	34,177,063
32,160,716		Federal National Mortgage Association REMIC, Series 2024-22, Class FB, 5.568% (30-DAY AVERAGE SOFR +1.000%), 5/25/2054	32,144,485
8,976		Federal National Mortgage Association, Class FB, 5.183% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	8,937
		TOTAL	119,026,565
	[1]	Government National Mortgage Association—1.2%
1,152,910		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 5.116% (CME Term SOFR 1 Month +0.464%), 11/20/2062	1,149,371
536,908		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 5.306% (CME Term SOFR 1 Month +0.654%), 7/20/2063	536,437
243,175		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 5.316% (CME Term SOFR 1 Month +0.664%), 7/20/2063	242,966
33,795,167		Government National Mortgage Association REMIC, Series 2024-114, Class FA, 6.330% (30-DAY AVERAGE SOFR +0.000%), 7/20/2054	33,840,337
		TOTAL	35,769,111
		Non-Agency Mortgage—1.2%
1,259,650		BRASS PLC, Class A1, 0.669%, 4/16/2069	1,257,472
21,083,384		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	21,205,189
73,876	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.584% (CME Term SOFR 1 Month +1.214%), 11/20/2035	55,960
28,909	[1]	Impac CMB Trust 2004-7, Class 1A2, 5.373% (CME Term SOFR 1 Month +1.034%), 11/25/2034	28,516
70,830	[1]	Impac CMB Trust 2004-9, Class 1A2, 5.333% (CME Term SOFR 1 Month +0.994%), 1/25/2035	69,005
11,400,194	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.384% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	10,701,353
81,141	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 5.211% (CME Term SOFR 1 Month +0.814%), 11/15/2031	77,496
391,793		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	329,062
168,539	[1]	Washington Mutual 2006-AR1, Class 2A1B, 5.895% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	156,108

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$ 287,437	[1]	Washington Mutual 2006-AR15, Class 1A, 5.665% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	$ 260,415
161,537	[1]	Washington Mutual 2006-AR17, Class 1A, 4.263% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	136,477
		TOTAL	34,277,053
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $572,932,765)	568,291,324
		U.S. TREASURY—3.5%
	[1]	U.S. Treasury Notes—3.5%
100,000,000		United States Treasury Floating Rate Notes, 4.475% (91-day T-Bill +0.200%), 1/7/2025 (IDENTIFIED COST $100,004,903)	100,004,620
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.8%
	[1]	Commercial Mortgage—2.8%
20,000,000		BHMS Mortgage Trust 2018-ATLS, Class A, 5.944% (CME Term SOFR 1 Month +1.547%), 7/15/2035	19,975,004
1,750,000		Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 6.343% (CME Term SOFR 1 Month +1.850%), 12/15/2029	1,754,371
4,875,000		Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 6.643% (CME Term SOFR 1 Month +2.150%), 12/15/2029	4,888,712
7,000,000		JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.990% (CME Term SOFR 1 Month +1.593%), 11/15/2039	7,006,564
2,000,000		JW Commercial Mortgage Trust 2 2024-BERY, Class C, 6.639% (CME Term SOFR 1 Month +2.242%), 11/15/2039	2,003,747
22,000,000		JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.787% (CME Term SOFR 1 Month +2.390%), 6/15/2039	22,000,029
23,000,000		ORL TRUST 2024-GLKS, Class B, 6.392% (CME Term SOFR 1 Month +1.892%), 12/15/2039	22,999,968
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $80,490,030)	80,628,395
		MORTGAGE-BACKED SECURITIES—1.6%
		Federal Home Loan Mortgage Corporation—0.8%
23,091,726		Federal Home Loan Mortgage Corp., Pool SD8431, 5.500%, 5/1/2054	22,781,456
		Federal National Mortgage Association—0.8%
207,627		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	216,218
22,305,568		Federal National Mortgage Association, Pool DB0774, 6.000%, 3/1/2054	22,412,581
		TOTAL	22,628,799
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $45,734,436)	45,410,255
	[1]	AGENCY RISK TRANSFER SECURITIES—0.8%
12,000,000		FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.660% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,646,912
11,000,000		FNMA - CAS 2023-R08, Series 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,259,560
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	23,906,472
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
226,704		FNMA ARM, 4.513%, 8/1/2033	221,478
12,430		FNMA ARM, 4.908%, 4/1/2030	12,264
225,759		FNMA ARM, 5.079%, 7/1/2034	221,400
27,017		FNMA ARM, 6.327%, 5/1/2040	26,999
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $498,394)	482,141
		INVESTMENT COMPANIES—10.3%
7,667,785		Bank Loan Core Fund	66,633,051
171,675,154		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[4]	171,675,154
4,690,830		High Yield Bond Core Fund	26,315,559

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
3,471,363	Project and Trade Finance Core Fund	$ 30,721,560
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $295,291,243)	295,345,324
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $2,867,787,733)	2,860,316,922
	OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	8,570,830
	TOTAL NET ASSETS—100%	$2,868,887,752
At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
United States Treasury Notes 5-Year Short Futures	625	$66,440,430	March 2025	$330,624
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Affiliates	Value as of 9/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2024	Shares Held as of 12/31/2024	Dividend Income
Bank Loan Core Fund	$40,652,847	$26,002,799	$—	$(22,595)	$—	$66,633,051	7,667,785	$1,002,542
Federated Hermes Government Obligations Fund, Premier Shares*	$133,309,053	$363,121,580	$(324,755,479)	$—	$—	$171,675,154	171,675,154	$1,827,044
High Yield Bond Core Fund	$46,266,937	$696,365	$(20,000,000)	$(1,255,407)	$607,664	$26,315,559	4,690,830	$695,613
Project and Trade Finance Core Fund	$30,000,000	$758,364	$—	$(36,804)	$—	$30,721,560	3,471,363	$762,223
TOTAL OF AFFILIATED TRANSACTIONS	$250,228,837	$390,579,108	$(344,755,479)	$(1,314,806)	$607,664	$295,345,324	187,505,132	$4,287,422

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of December 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$501,100	$520,000

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,126,493,190	$0	$1,126,493,190
Corporate Bonds	—	619,755,201	—	619,755,201
Collateralized Mortgage Obligations	—	568,291,324	—	568,291,324
U.S. Treasury	—	100,004,620	—	100,004,620
Commercial Mortgage-Backed Securities	—	80,628,395	—	80,628,395
Mortgage-Backed Securities	—	45,410,255	—	45,410,255
Agency Risk Transfer Securities	—	23,906,472	—	23,906,472
Adjustable Rate Mortgages	—	482,141	—	482,141
Investment Companies	264,623,764	—	—	264,623,764
Other Investments[1]	—	—	—	30,721,560
TOTAL SECURITIES	$264,623,764	$2,564,971,598	$0	$2,860,316,922
Other Financial Instruments:[2]
Assets	$330,624	$—	$—	$330,624

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $30,721,560 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate